SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

25.SHARE-BASED PAYMENTS

Pursuant to the board resolution dated on December 12, 2022, the board of the Company had approved, subject to acceptance by the grantees, the grant of an aggregate of 61,933,000 shares to selected participants, including employees, several directors and chief executives of the Company mainly to recognize their contributions in order to incentivize them to remain with the Group, and to motivate them to strive for the future development of the Group (the “Share Award Scheme”).

As at December 31, 2024 and 2025, the vesting conditions (including both of service conditions and performance conditions) of the Share Award Scheme have not yet been agreed and no shared understanding of the terms and conditions of the share-based payment arrangement between the Company and the grantees have been reached, accordingly, no share-based payment transaction was accounted for during the year ended December 31, 2024 and 2025.